Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share
Earnings per share

14.  Earnings per share

Basic earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2017	2018		2019
	Ordinary
	shares	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net income attributable to ordinary shareholders	466,217	338,385	383,234	127,357	18,293	126,253	18,135
Allocation of net income attributable to preferred shares	(115,555)	(164,830)	—	—	—	—	—
Numerator for computing basic earnings per share	350,662	173,555	383,234	127,357	18,293	126,253	18,135
Denominator:
Weighted average number of ordinary shares outstanding - basic	48,392,050	15,882,661	35,071,400	35,378,124	35,378,124	35,071,400	35,071,400
Earnings per share - basic	7.25	10.93	10.93	3.60	0.52	3.60	0.52

Diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2017	2018		2019
	Ordinary
	shares	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Numerator for computing basic earnings per share	350,662	173,555	383,234	127,357	18,293	126,253	18,135
Allocation of net income attributable to Series C redeemable convertible preferred shares	22,324	—	—	—	—	—	—
Numerator for computing diluted earnings per share	372,986	173,555	383,234	127,357	18,293	126,253	18,135
Denominator:
Weighted average number of ordinary shares outstanding	48,392,050	15,882,661	35,071,400	35,378,124	35,378,124	35,071,400	35,071,400
Conversion of Series C redeemable convertible preferred shares to ordinary shares	3,074,400	—	—	—	—	—	—
Weighted average number of ordinary shares outstanding - diluted	51,466,450	15,882,661	35,071,400	35,378,124	35,378,124	35,071,400	35,071,400
Earnings per share - diluted	7.25	10.93	10.93	3.60	0.52	3.60	0.52